Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Document Period End Date	Jun. 30, 2024
C000248864 [Member]
Shareholder Report [Line Items]
Fund Name	GramercyEmerging Markets Debt Fund
Class Name	Class A
Trading Symbol	GFEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of April 1, 2024* through June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Gramercy Emerging Markets Debt Fund (Class A/GFEAX)	$27	1.10%
[1]	Class A commenced operations on April 1, 2024. If Class A had been operational for the entire semi-annual period of April 1, 2024 to June 30, 2024, expenses would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 52,906,138
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 25,906
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$52,906,138
Total number of portfolio holdings	127
Total advisory fee paid/(reimbursed)	$25,906
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Mexican Bonos, 10.000%, 12/5/2024	3.6%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2025	3.4%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	2.0%
HTA Group Ltd./Mauritius, 7.500%, 6/4/2029	1.8%
Czech Republic Government Bond, 2.400%, 9/17/2025	1.7%
Republic of Poland Government International Bond, 5.125%, 9/18/2034	1.5%
Colombian TES, 6.000%, 4/28/2028	1.3%
Saudi Arabian Oil Co., 3.500%, 11/24/2070	1.2%
Qatar Government International Bond, 4.750%, 5/29/2034	1.2%
Ooredoo International Finance Ltd., 2.625%, 4/8/2031	1.2%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mexican Bonos, 10.000%, 12/5/2024	3.6%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2025	3.4%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	2.0%
HTA Group Ltd./Mauritius, 7.500%, 6/4/2029	1.8%
Czech Republic Government Bond, 2.400%, 9/17/2025	1.7%
Republic of Poland Government International Bond, 5.125%, 9/18/2034	1.5%
Colombian TES, 6.000%, 4/28/2028	1.3%
Saudi Arabian Oil Co., 3.500%, 11/24/2070	1.2%
Qatar Government International Bond, 4.750%, 5/29/2034	1.2%
Ooredoo International Finance Ltd., 2.625%, 4/8/2031	1.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000248863 [Member]
Shareholder Report [Line Items]
Fund Name	GramercyEmerging Markets Debt Fund
Class Name	Institutional Class
Trading Symbol	GFEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Gramercy Emerging Markets Debt Fund (“Fund”) for the period of April 1, 2024* through June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/gramercy-emerging-markets-debt-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Gramercy Emerging Markets Debt Fund (Institutional Class/GFEMX)	$21	0.85%
[1]
Institutional Class commenced operations on April 1, 2024. If Institutional Class had been operational for the entire semi-annual period of April 1, 2024 to June 30, 2024, expenses would have been higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 52,906,138
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 25,906
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund's net assets	$52,906,138
Total number of portfolio holdings	127
Total advisory fee paid/(reimbursed)	$25,906
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Mexican Bonos, 10.000%, 12/5/2024	3.6%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2025	3.4%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	2.0%
HTA Group Ltd./Mauritius, 7.500%, 6/4/2029	1.8%
Czech Republic Government Bond, 2.400%, 9/17/2025	1.7%
Republic of Poland Government International Bond, 5.125%, 9/18/2034	1.5%
Colombian TES, 6.000%, 4/28/2028	1.3%
Saudi Arabian Oil Co., 3.500%, 11/24/2070	1.2%
Qatar Government International Bond, 4.750%, 5/29/2034	1.2%
Ooredoo International Finance Ltd., 2.625%, 4/8/2031	1.2%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mexican Bonos, 10.000%, 12/5/2024	3.6%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 1/1/2025	3.4%
Republic of South Africa Government Bond, 6.500%, 2/28/2041	2.0%
HTA Group Ltd./Mauritius, 7.500%, 6/4/2029	1.8%
Czech Republic Government Bond, 2.400%, 9/17/2025	1.7%
Republic of Poland Government International Bond, 5.125%, 9/18/2034	1.5%
Colombian TES, 6.000%, 4/28/2028	1.3%
Saudi Arabian Oil Co., 3.500%, 11/24/2070	1.2%
Qatar Government International Bond, 4.750%, 5/29/2034	1.2%
Ooredoo International Finance Ltd., 2.625%, 4/8/2031	1.2%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Class A commenced operations on April 1, 2024. If Class A had been operational for the entire semi-annual period of April 1, 2024 to June 30, 2024, expenses would have been higher.
[2]	Institutional Class commenced operations on April 1, 2024. If Institutional Class had been operational for the entire semi-annual period of April 1, 2024 to June 30, 2024, expenses would have been higher.